Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2017
Financial assets and financial liabilities
Financial assets and financial liabilities

18.    Financial assets and financial liabilities

The Group holds the following financial instruments:

Financial assets
at amortized cost
Financial assets	US $
2017
Prepaid expenses and other receivables	317,584
Cash and cash equivalents	22,651,475

22,969,059

2016
Prepaid expenses and other receivables	401,064
Cash and cash equivalents	21,829,632

22,230,696

Financial liabilities
at amortized cost
Financial liabilities	US $
2017
Trade and other payables	10,889,554
Payable on completion of clinical trial	500,000
Derivative liabilities	12,626,299

24,015,853

2016
Trade and other payables	12,319,117
Payable on completion of clinical trial	500,000
Derivative liabilities	5,798,058

18,617,175

Fair value disclosures

The Group’s cash, prepaid expenses and other current assets and trade and other payables are stated at their respective historical carrying amounts, which approximates fair value due to their short-term nature. These are measured at fair value using Level 1 inputs. The Group’s derivative liabilities are measured at fair value using Level 1 or 2 inputs. See discussion in Note 14 on the inputs utilized in the Black-Scholes option pricing model and for a rollforward of the derivative liability from December 31, 2016 to December 31, 2017. The Group determined that the book value of the Hercules Loan Agreement (Note 13) approximates its fair value as of December 31, 2017 due the proximity of the transaction date with December 31, 2017 and the interest being tied to the U.S. Prime Rate. There were no transfers between fair value levels during the years ended December 31, 2017 or 2016.

There were no non-recurring fair value measurements for the years ended December 31, 2017 or 2016.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible.  Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).